SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Risk-free interest rate	2.05%
Expected volatility	195.00%	250.00%
Expected term (years)	1 year
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Risk-free interest rate		1.50%
Expected term (years)		1 year 6 months
Minimum [Member]
Risk-free interest rate		1.31%
Expected term (years)		1 year